Property and Equipment (FY)	12 Months Ended
Dec. 31, 2021
Property and Equipment [Abstract]
Property and Equipment
4.  Property and Equipment
Property and equipment consist of the following:
	Successor
	December 31, 2021	December 31, 2020
Computer equipment	$588	$339
Furniture and fixtures	346	326
Leasehold improvements	2,641	2,641
	3,575	3,306
Less: Accumulated depreciation	(1,201)	(440)
	$2,374	$2,866
Depreciation expense for property and equipment for the year ended December 31, 2021 and for the period from June 11, 2020 through December 31, 2020 for the Successor amounted to $761 and $440, respectively, and depreciation expense for the period from January 1, 2020 through June 10, 2020 and for the year ended December 31, 2019 for the Predecessor amounted to $328 and $766, respectively. Depreciation expense is included within “Depreciation and amortization” on the consolidated statements of operations and comprehensive income (loss).